INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 8 － INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

Years ended December 31,
	2022	2023	2024

Current income tax	-	-	-
Deferred income tax	-	-	-

Income tax expense	-	-	-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company operates in Singapore that is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Singapore

HIPL, HTL SG and HTL FE are operating in Singapore and are subject to the corporate income tax under Singapore tax regime at the rate of 17%, based on its chargeable income. In addition, 75% of up to the first SGD10,000, and 50% of up to the next SGD190,000, of a company’s chargeable income otherwise subject to normal taxation is exempt from corporate tax.

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Years ended December 31,
	2022	2023	2024

Income (loss) before income taxes	814,727	237,499	(1,666,195)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	138,503	40,375	(283,253)
Income not subject to taxes	(3,579)	(770)	-
Expenses not subject to tax deduction	172,774	291,606	286,263
Temporary difference not subject to taxes	(2,262)	(104,990)	(35,778)
Utilization of deferred tax assets not previously recognized	(168,314)	(202,934)	(255,128)
Utilization of tax losses previously not recognized	(137,122)	(23,287)	287,896
Income tax expense	-	-	-

Deferred income tax assets are not recognized for tax losses, unutilized capital allowances and deductible temporary differences arising from provisions carried forward to the extent that realization of the related tax benefits through future taxable profits is profitable.

As of December 31, 2024, the operations in the Singapore incurred $8,222,975 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating losses carryforward have no expiration under Singapore tax regime.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2022, 2023 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.